UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21614

Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	December 31, 2007

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (1) — 102.3%

Security	Shares	Value
Aerospace & Defense — 4.8%
Boeing Co. (The)	96,229	$8,416,188
General Dynamics Corp.	120,840	10,753,552
Northrop Grumman Corp.	113,058	8,890,881
United Technologies Corp.	138,502	10,600,943
		$38,661,564
Auto Components — 0.8%
Johnson Controls, Inc.	177,538	$6,398,470
		$6,398,470
Beverages — 1.3%
PepsiCo, Inc.	141,991	$10,777,117
		$10,777,117
Biotechnology — 1.3%
Biogen Idec, Inc. (2)	76,783	$4,370,488
BioMarin Pharmaceutical, Inc. (2)	184,822	6,542,699
		$10,913,187
Capital Markets — 5.7%
Bank of New York Mellon Corp. (The)	278,201	$13,565,081
Charles Schwab Corp.	376,779	9,626,703
Invesco PLC ADR	340,487	10,684,482
Merrill Lynch & Co., Inc.	75,030	4,027,610
T. Rowe Price Group, Inc.	134,109	8,164,556
		$46,068,432
Chemicals — 3.1%
Airgas, Inc.	147,466	$7,684,453
Ecolab, Inc.	179,929	9,214,164
PPG Industries, Inc.	113,743	7,988,171
		$24,886,788
Commercial Services & Supplies — 0.7%
Manpower, Inc.	105,420	$5,998,398
		$5,998,398
Communications Equipment — 2.7%
Cisco Systems, Inc. (2)	512,752	$13,880,197
Corning, Inc.	331,610	7,955,324
		$21,835,521
Computer Peripherals — 4.6%
Apple, Inc. (2)	98,591	$19,528,905
EMC Corp. (2)	420,330	7,788,715
International Business Machines Corp.	89,745	9,701,435
		$37,019,055
Consumer Finance — 0.7%
American Express Co.	107,500	$5,592,150
		$5,592,150
Diversified Consumer Services — 0.7%
Apollo Group, Inc., Class A (2)	83,927	$5,887,479
		$5,887,479
Diversified Financial Services — 2.3%
Bank of America Corp.	308,760	$12,739,438
JPMorgan Chase & Co.	142,273	6,210,216
		$18,949,654
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	333,976	$13,880,043
Verizon Communications, Inc.	241,753	10,562,189
		$24,442,232
Electric Utilities — 1.3%
E. ON AG ADR	152,148	$10,810,115
		$10,810,115

Electrical Equipment — 1.3%
Emerson Electric Co.	188,479	$10,679,220
		$10,679,220
Energy Equipment & Services — 4.1%
Diamond Offshore Drilling, Inc.	54,768	$7,777,056
Rowan Cos., Inc.	169,528	6,689,575
Schlumberger, Ltd.	104,918	10,320,784
Transocean, Inc. (2)	58,027	8,306,565
		$33,093,980
Food & Staples Retailing — 4.3%
Safeway, Inc.	218,077	$7,460,414
Sysco Corp.	246,583	7,695,855
Walgreen Co.	212,298	8,084,308
Wal-Mart Stores, Inc.	248,820	11,826,415
		$35,066,992
Food Products — 2.5%
Cadbury Schweppes PLC ADR	185,281	$9,147,323
Kraft Foods, Inc., Class A	46,503	1,517,393
William Wrigley Jr. Co.	164,769	9,647,225
		$20,311,941
Health Care Equipment & Supplies — 4.5%
Edwards Lifesciences Corp. (2)	140,662	$6,469,045
Hospira, Inc. (2)	250,621	10,686,479
Medtronic, Inc.	219,888	11,053,770
Respironics, Inc. (2)	121,442	7,952,022
		$36,161,316
Hotels, Restaurants & Leisure — 2.3%
McDonald’s Corp.	157,996	$9,307,544
Yum! Brands, Inc.	246,476	9,432,637
		$18,740,181
Household Products — 3.4%
Colgate-Palmolive Co.	109,860	$8,564,686
Energizer Holdings, Inc. (2)	79,963	8,966,251
Procter & Gamble Co.	135,566	9,953,256
		$27,484,193
Industrial Conglomerates — 2.0%
General Electric Co.	441,552	$16,368,333
		$16,368,333
Insurance — 2.7%
Lincoln National Corp.	127,888	$7,445,639
Travelers Cos., Inc. (The)	160,846	8,653,515
Willis Group Holdings, Ltd.	150,619	5,719,003
		$21,818,157
Internet Software & Services — 1.6%
Akamai Technologies, Inc. (2)	107,920	$3,734,032
Google, Inc., Class A (2)	13,598	9,402,745
		$13,136,777
IT Services — 1.2%
Paychex, Inc.	274,080	$9,927,178
		$9,927,178
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc. (2)	195,523	$11,277,767
		$11,277,767
Machinery — 2.0%
Danaher Corp.	87,974	$7,718,839
Illinois Tool Works, Inc.	155,695	8,335,910
		$16,054,749
Media — 0.8%
Time Warner, Inc.	404,114	$6,671,922
		$6,671,922

Metals & Mining — 5.4%
Alcoa, Inc.	234,516	$8,571,560
BHP Billiton, Ltd. ADR	160,266	11,225,031
Freeport-McMoRan Copper & Gold, Inc., Class B	100,829	10,328,923
Goldcorp, Inc.	398,640	13,525,855
		$43,651,369
Multiline Retail — 0.8%
Target Corp.	121,960	$6,098,000
		$6,098,000
Multi-Utilities — 1.4%
Dominion Resources, Inc.	234,834	$11,142,873
		$11,142,873
Oil, Gas & Consumable Fuels — 10.9%
Anadarko Petroleum Corp.	165,800	$10,891,402
ConocoPhillips	97,510	8,610,133
Exxon Mobil Corp.	327,900	30,720,951
Hess Corp.	136,720	13,789,579
Occidental Petroleum Corp.	69,377	5,341,335
Suncor Energy, Inc.	92,217	10,026,754
Williams Cos., Inc.	249,298	8,919,882
		$88,300,036
Pharmaceuticals — 4.4%
Allergan, Inc.	131,077	$8,420,387
Johnson & Johnson	167,521	11,173,651
Schering-Plough Corp.	398,047	10,603,972
Shire PLC ADR	73,860	5,092,647
		$35,290,657
Real Estate Investment Trusts (REITs) — 0.9%
AvalonBay Communities, Inc.	74,382	$7,002,321
		$7,002,321
Semiconductors & Semiconductor Equipment — 3.3%
Applied Materials, Inc.	404,747	$7,188,307
Broadcom Corp., Class A (2)	144,149	3,768,055
Intel Corp.	220,758	5,885,408
Texas Instruments, Inc.	284,807	9,512,554
		$26,354,324
Software — 3.7%
Microsoft Corp.	492,092	$17,518,475
Oracle Corp. (2)	368,317	8,316,598
VMware, Inc., Class A (2)	47,575	4,043,399
		$29,878,472
Specialty Retail — 0.9%
Staples, Inc.	332,272	$7,665,515
		$7,665,515
Textiles, Apparel & Luxury Goods — 1.4%
Nike, Inc., Class B	173,793	$11,164,462
		$11,164,462
Tobacco — 2.1%
Altria Group, Inc.	167,488	$12,658,743
Loews Corp.-Carolina Group	48,506	4,137,562
		$16,796,305
Total Common Stocks (identified cost $775,701,034)		$828,377,202

Short-Term Investments — 2.4%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.58% (3)	$19,029	$19,028,545
Total Short-Term Investments (identified cost $19,028,545)		$19,028,545
Total Investments — 104.7% (identified cost $794,729,579)		$847,405,747

Covered Call Options Written — (3.2%)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Airgas, Inc.	1,456	$50.00	1/19/2008	$(436,800)
Akamai Technologies, Inc.	810	40.00	2/16/2008	(93,150)
Alcoa, Inc.	1,240	37.50	1/19/2008	(117,800)
Allergan, Inc.	1,295	62.50	1/19/2008	(372,960)
Alltel Corp.	219	70.00	1/19/2008	(33,507)
American Express Co.	610	60.00	1/19/2008	(3,050)
Anadarko Petroleum Corp.	1,170	60.00	2/16/2008	(854,100)
Apple, Inc.	985	180.00	1/19/2008	(2,073,425)
Applied Materials, Inc.	1,990	19.00	4/19/2008	(159,200)
AT&T, Inc.	895	37.50	4/19/2008	(469,875)
AvalonBay Communities, Inc.	415	120.00	1/19/2008	(31,125)
Bank of America Corp.	2,265	47.50	1/19/2008	(11,325)
BHP Billiton, Ltd. ADR	1,602	80.00	2/16/2008	(168,210)
Biogen Idec, Inc.	540	65.00	1/19/2008	(29,700)
BioMarin Pharmaceutical, Inc.	1,395	22.50	1/19/2008	(1,883,250)
Boeing Co. (The)	390	95.00	2/16/2008	(40,950)
Cisco Systems, Inc.	2,795	32.50	1/19/2008	(5,590)
Colgate-Palmolive Co.	690	80.00	2/16/2008	(91,770)
ConocoPhillips	730	90.00	1/19/2008	(107,310)
Corning, Inc.	2,280	25.00	2/16/2008	(205,200)
Dominion Resources, Inc.	1,550	45.00	1/19/2008	(434,000)
Ecolab, Inc.	1,799	50.00	1/19/2008	(350,805)
Edwards Lifesciences Corp.	760	50.00	2/16/2008	(19,000)
EMC Corp.	2,600	22.50	1/19/2008	(13,000)
Energizer Holdings, Inc.	435	110.00	2/16/2008	(307,110)
Exxon Mobil Corp.	3,279	95.00	1/19/2008	(475,455)
Freeport-McMoRan Copper & Gold, Inc., Class B	770	115.00	2/16/2008	(218,680)
General Dynamics Corp.	890	90.00	2/16/2008	(258,100)
General Electric Co.	3,055	40.00	3/22/2008	(137,475)
Goldcorp, Inc.	2,355	30.00	1/19/2008	(989,100)
Hess Corp.	1,075	75.00	2/16/2008	(2,870,250)
Hospira, Inc.	1,330	40.00	2/16/2008	(465,500)
Illinois Tool Works, Inc.	1,556	60.00	3/22/2008	(124,480)
Intel Corp.	2,181	27.50	1/19/2008	(111,231)
International Business Machines Corp.	670	115.00	1/19/2008	(46,900)
Johnson & Johnson	1,655	65.00	1/19/2008	(331,000)
Johnson Controls, Inc.	1,075	40.00	1/19/2008	(16,125)
JPMorgan Chase & Co.	560	45.00	1/19/2008	(36,400)
Lincoln National Corp.	785	65.00	1/19/2008	(7,850)
Loews Corp.-Carolina Group.	330	90.00	1/19/2008	(9,900)
Medtronic, Inc.	1,340	50.00	1/19/2008	(167,500)
Merrill Lynch & Co., Inc.	570	60.00	1/19/2008	(25,650)
Microsoft Corp.	4,920	32.50	1/19/2008	(1,599,000)
Nike, Inc., Class B	1,465	65.00	1/19/2008	(191,915)
Northrop Grumman Corp.	760	80.00	2/16/2008	(175,560)
Occidental Petroleum Corp.	530	75.00	2/16/2008	(296,800)
Oracle Corp.	3,683	22.50	3/22/2008	(607,695)
Paychex, Inc.	775	40.00	3/22/2008	(27,125)
PepsiCo, Inc.	1,402	70.00	1/19/2008	(900,084)
PPG Industries, Inc.	530	70.00	2/16/2008	(151,050)
Proctor & Gamble Co.	1,339	70.00	1/19/2008	(482,040)
Respironics, Inc.	1,199	50.00	1/19/2008	(1,870,440)
Rowan Cos., Inc.	845	37.50	1/19/2008	(228,150)
Schering-Plough Corp.	2,095	30.00	2/16/2008	(83,800)
Schlumberger, Ltd.	695	95.00	2/16/2008	(514,300)
Shire PLC ADR	729	80.00	1/19/2008	(7,290)
Staples, Inc.	2,185	25.00	3/22/2008	(174,800)
Suncor Energy, Inc.	625	105.00	3/22/2008	(625,000)
Sysco Corp.	805	32.50	2/16/2008	(48,300)
T. Rowe Price Group, Inc.	915	55.00	1/19/2008	(622,200)
Target Corp.	645	65.00	1/19/2008	(3,225)

Texas Instruments, Inc.	1,110	$32.50	4/19/2008	$(315,240)
Thermo Fisher Scientific, Inc.	1,955	60.00	3/22/2008	(342,125)
Time Warner, Inc.	1,005	17.50	4/19/2008	(60,300)
Transocean, Inc.	590	125.00	2/16/2008	(607,700)
Travelers Cos., Inc. (The)	1,020	50.00	1/19/2008	(448,800)
United Technologies Corp.	555	75.00	2/16/2008	(210,900)
VMware, Inc., Class A	230	80.00	1/19/2008	(163,300)
Williams Cos., Inc.	1,360	35.00	2/16/2008	(258,400)
Willis Group Holdings, Ltd.	605	40.00	1/19/2008	(7,563)
Yum! Brands, Inc.	905	37.50	1/19/2008	(122,175)
Total Covered Call Options Written (premiums received $22,644,481)				$(25,749,085)
Other Assets, Less Liabilities — (1.5)%				$(11,744,524)
Net Assets — 100.0%				$809,912,138

ADR	—	American Depository Receipt

(1)		A portion of each common stock holding has been segregated as collateral for options written.
(2)		Non-income producing security.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2007. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended December 31, 2007 was $379,262.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$794,716,303
Gross unrealized appreciation	$71,222,696
Gross unrealized depreciation	(18,533,252)
Net unrealized appreciation	$52,689,444

Written call options activity for the fiscal year to date ended December 31, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	110,709	$25,984,835
Options written	85,589	18,964,093
Options terminated in closing purchase transactions	(103,274)	(21,540,784)
Options expired	(3,155)	(763,663)
Outstanding, end of period	89,869	$22,644,481

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 20, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 20, 2008